Consoloidated Statements of Changes in Equity - USD ($) $ in Thousands	Pointer Telocation Ltd's Shareholders Share capital	Pointer Telocation Ltd's Shareholders Additional paid-in capital	Pointer Telocation Ltd's Shareholders Accumulated other comprehensive income	Pointer Telocation Ltd's Shareholders Accumulated deficit	Non-controlling interest	Total
Balance at Dec. 31, 2015	$ 5,770	$ 128,410	$ (6,254)	$ (71,822)	$ (1,069)	$ 55,035
Balance, shares at Dec. 31, 2015	7,784,644
Exercise of options	$ 67	31				98
Exercise of options, shares	89,275
Stock-based compensation expenses		320				320
Exercise of options in subsidiary		(323)	323
Distribution of a subsidiary as a divided in kind			(213)	(17,737)	373	(17,577)
Other comprehensive income (loss)			511		800	1,311
Net loss attributable to Non-controlling interest					58	24
Net income attributable to Pointer shareholders				3,444		3,502
Balance at Dec. 31, 2016	$ 5,837	128,438	(5,633)	(86,115)	162	42,689
Balance, shares at Dec. 31, 2016	7,873,919
Exercise of options	$ 158	237				395
Exercise of options, shares	185,175
Stock-based compensation expenses		401			117	518
Other comprehensive income (loss)			3,293			3,293
Net loss attributable to Non-controlling interest					3	3
Net income attributable to Pointer shareholders				16,518		16,521
Balance at Dec. 31, 2017	$ 5,995	129,076	(2,340)	(69,597)	282	63,416
Balance, shares at Dec. 31, 2017	8,059,094
Effect of adoption of ASC Topic 606				356		356
Exercise of options	$ 55	35				$ 90
Exercise of options, shares	75,209					75,209
Stock-based compensation expenses		1,198				$ 1,198
Other comprehensive income (loss)			(5,811)		(40)	(5,851)
Net loss attributable to Non-controlling interest					(36)	(36)
Net income attributable to Pointer shareholders				6,963		6,927
Balance at Dec. 31, 2018	$ 6,050	$ 130,309	$ (8,151)	$ (62,278)	$ 206	$ 66,136
Balance, shares at Dec. 31, 2018	8,134,303